Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt	Dec. 31, 2021			Dec. 31, 2020
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.35 - 3.95%	2022 - 2031	$23,053	0.35 - 4.15%	$23,429
Floating rate	0.01 - 1.26%	2023 - 2038	1,579	0.04 - 1.29%	779
Subordinated debt (a)	3.00 - 3.30%	2028 - 2029	1,299	3.00 - 7.50%	1,776
Total			$25,931		$25,984
(a)Fixed rate.